UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of March 31, 2018 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 0.2%
	CONSUMER STAPLES - 0.2%
223,000	Australian Agricultural Co., Ltd.	$202,961
	TOTAL COMMON STOCKS
	(Cost $270,898)	202,961

Principal
Amount
	U.S. GOVERNMENT AND AGENCIES - 65.9%
	United States Treasury Bill
$80,000,000	1.606%, 5/3/2018	79,888,320
7,000,000	1.552%, 5/10/2018[1]	6,988,009
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $86,870,778)	86,876,329

Number
of Contracts
	PURCHASED OPTIONS CONTRACTS - 0.4%
	CALL OPTIONS - 0.2%
	FNX United States Dollar Futures
52	Exercise Price: $89.50, Notional Amount: $4,654,000, Expiration Date: June 8, 2018	56,160
67	Exercise Price: $93, Notional Amount: $6,231,000, Expiration Date: June 8, 2018	7,035
	NYMEX Natural Gas Futures
105	Exercise Price: $2.95, Notional Amount: $3,097,500, Expiration Date: April 25, 2018	12,600
70	Exercise Price: $2.85, Notional Amount: $1,995,000, Expiration Date: May 25, 2018	46,200
	NYMEX WTI Crude Oil Futures
69	Exercise Price: $65.50, Notional Amount: $4,519,500, Expiration Date: April 17, 2018	71,070
	Occidental Petroleum Corp.
277	Exercise Price: $65.50, Notional Amount: $1,814,350, Expiration Date: April 20, 2018	37,949
	OTC AUD versus NZD
10,000,000	Exercise Price: $1.083, Notional Amount: $10,830,000, Expiration Date: April 19, 2018	5,730
	OTC AUD versus USD
10,000,000	Exercise Price: $0.79, Notional Amount: $7,900,000, Expiration Date: April 17, 2018	3,092
	TOTAL CALL OPTIONS

	(Cost $304,901)	239,836

	PUT OPTIONS - 0.2%

	CBOT Corn Futures
700	Exercise Price: $350, Notional Amount: $12,250,000, Expiration Date: April 20, 2018	4,375
173	Exercise Price: $370, Notional Amount: $3,200,500, Expiration Date: April 20, 2018	6,488
173	Exercise Price: $370, Notional Amount: $3,200,500, Expiration Date: May 25, 2018	15,137
	Occidental Petroleum Corp.
346	Exercise Price: $61.50, Notional Amount: $2,127,900, Expiration Date: April 20, 2018	27,680

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2018 (Unaudited)

Number of
Contracts		Value
	PURCHASED OPTIONS CONTRACTS - Continued
	PUT OPTIONS - Continued
	OSE 10-year Japanese Government Bond Futures
66	Exercise Price: $150, Notional Amount: JPY 9,900,000,000, Expiration Date: April 27, 2018	$62,027
	NYBOT Sugar #11 Futures
28	Exercise Price: $12, Notional Amount: $376,320, Expiration Date: June 15, 2018	10,976
	NYMEX WTI Crude Oil Futures
69	Exercise Price: $62.50, Notional Amount: $4,312,500, Expiration Date: April 17, 2018	31,740
	OTC AUD versus USD
20,000,000	Exercise Price: $0.77, Notional Amount: $15,400,000, Expiration Date: April 5, 2018	86,877
	TOTAL PUT OPTIONS
	(Cost $321,731)	245,300

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $626,632)	485,136

Principal
Amount
	SHORT-TERM INVESTMENTS - 10.5%
		13,901,503
$13,901,503	UMB Money Market Fiduciary, 0.010%[2]
	TOTAL SHORT-TERM INVESTMENTS	13,901,503
	(Cost $13,901,503)

	TOTAL INVESTMENTS - 77.0%
	(Cost $101,669,811)	101,465,929
	Other Assets in Excess of Liabilities - 23.0%	30,393,437
	TOTAL NET ASSETS - 100.0%	$131,859,366

Number
of Contracts
	WRITTEN OPTIONS CONTRACTS - (0.1)%
	PUT OPTIONS - (0.1)%
	CME Nonfat Dry Milk Futures
(17)	Exercise Price: $72, Notional Amount: $538,560, Expiration Date: May 30, 2018	(11,781)
	OTC AUD versus USD
(10,000,000)	Exercise Price: $0.77, Notional Amount: $7,700,000, Expiration Date: April 17, 2018	(66,346)
	TOTAL PUT OPTIONS
	(Proceeds $52,532)	(78,127)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $52,532)	$(78,127)

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

AUD - Australian Dollar

JPY - Japanese Yen

NZD - New Zealand Dollar

USD - United States Dollar

[1]	All or a portion of this security is segregated as collateral.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2018 (Unaudited)

FUTURES CONTRACTS

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Long Contracts	Date	Contracts	Value	March 31, 2018	(Depreciation)
Commodity Futures
CBOT Corn	May 2018	133	$2,492,595	$2,578,538	$85,943
CBOT Soybean	May 2018	143	7,457,996	7,469,963	11,967
CBOT Soybean Oil	May 2018	116	2,240,838	2,218,152	(22,686)
CBOT Wheat	May 2018	134	3,097,586	3,021,700	(75,886)
CME Lean Hogs	April 2018	68	1,931,995	1,557,200	(374,795)
CME Live Cattle	June 2018	132	6,259,954	5,415,960	(843,994)
CME Nonfat Dry Milk	March 2018	51	1,633,009	1,566,312	(66,697)
CME Nonfat Dry Milk	June 2018	17	549,842	561,000	11,158
CMX Copper	May 2018	133	10,721,744	10,059,787	(661,957)
CMX Gold	June 2018	59	8,032,444	7,831,070	(201,374)
CMX Silver	May 2018	37	3,084,065	3,009,580	(74,485)
ICE Brent Crude Oil	July 2018	100	6,900,462	6,885,000	(15,462)
KCBT Hard Red Winter Wheat	May 2018	100	2,424,257	2,336,250	(88,007)
LME Primary Aluminum	April 2018	110	5,712,828	5,474,562	(238,266)
LME Primary Nickel	April 2018	18	1,487,007	1,431,864	(55,143)
LME Zinc	April 2018	12	967,168	984,300	17,132
MGE Red Wheat	May 2018	178	5,442,266	5,148,650	(293,616)
NYBOT Coffee 'C'	May 2018	128	5,819,033	5,671,200	(147,833)
NYBOT Cotton #2	May 2018	33	1,288,243	1,344,090	55,847
NYBOT Sugar #11	May 2018	130	1,958,803	1,798,160	(160,643)
NYBOT Sugar #11	July 2018	28	408,711	390,746	(17,965)
NYMEX Natural Gas	May 2018	470	12,800,710	12,845,100	44,390
NYMEX Natural Gas	June 2018	93	2,760,916	2,583,540	(177,376)
NYMEX Natural Gas	July 2018	93	2,760,916	2,633,760	(127,156)
NYMEX Natural Gas	August 2018	93	2,760,916	2,647,710	(113,206)
NYMEX Natural Gas	September 2018	93	2,760,916	2,634,690	(126,226)
NYMEX Natural Gas	October 2018	93	2,760,916	2,646,780	(114,136)
NYMEX Natural Gas	November 2018	93	2,760,916	2,686,770	(74,146)
NYMEX Natural Gas	December 2018	93	2,760,916	2,801,160	40,244
NYMEX Natural Gas	January 2019	73	2,120,767	2,259,350	138,583
NYMEX Natural Gas	February 2019	73	2,120,767	2,233,070	112,303
NYMEX Natural Gas	March 2019	73	2,120,767	2,157,150	36,383
NYMEX Natural Gas	April 2019	73	2,120,767	1,945,450	(175,317)
NYMEX Natural Gas	May 2019	73	2,120,767	1,922,820	(197,947)
NYMEX Natural Gas	June 2019	73	2,120,767	1,941,800	(178,967)
NYMEX Natural Gas	July 2019	73	2,120,767	1,962,970	(157,797)
NYMEX Natural Gas	August 2019	73	2,120,766	1,966,620	(154,146)
NYMEX Natural Gas	September 2019	73	2,120,766	1,957,130	(163,636)
NYMEX Natural Gas	October 2019	73	2,120,766	1,976,840	(143,926)
NYMEX Natural Gas	November 2019	73	2,120,766	2,019,910	(100,856)
NYMEX Natural Gas	December 2019	73	2,120,767	2,115,540	(5,227)
NYMEX Natural Gas	January 2020	13	376,684	390,780	14,096
NYMEX Natural Gas	February 2020	13	376,684	387,920	11,236
NYMEX Natural Gas	March 2020	13	376,684	376,350	(334)
NYMEX Natural Gas	April 2020	13	376,684	344,370	(32,314)

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2018 (Unaudited)

FUTURES CONTRACTS - Continued

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Long Contracts - Continued	Date	Contracts	Value	March 31, 2018	(Depreciation)
Commodity Futures - Continued
NYMEX Natural Gas	May 2020	13	$376,684	$342,290	$(34,394)
NYMEX Natural Gas	June 2020	13	376,684	345,930	(30,754)
NYMEX Natural Gas	July 2020	13	376,684	349,960	(26,724)
NYMEX Natural Gas	August 2020	13	376,684	350,350	(26,334)
NYMEX Natural Gas	September 2020	13	376,684	349,050	(27,634)
NYMEX Natural Gas	October 2020	13	376,684	352,560	(24,124)
NYMEX Natural Gas	November 2020	13	376,684	360,360	(16,324)
NYMEX Natural Gas	December 2020	13	376,684	379,730	3,046
NYMEX NY Harbor ULSD	May 2018	56	4,742,512	4,753,392	10,880
NYMEX Platinum	July 2018	40	1,913,525	1,865,200	(48,325)
NYMEX RBOB Gasoline	May 2018	43	3,649,997	3,649,203	(794)
NYMEX WTI Crude Oil	May 2018	152	9,337,834	9,870,880	533,046
Total Long Contracts			161,651,244	157,160,569	(4,490,675)

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Short Contracts	Date	Contracts	Value	March 31, 2018	(Depreciation)
Currency Futures
FNX United States Dollar	June 2018	(7)	(627,914)	(628,684)	(770)
Total Short Contracts			(627,914)	(628,684)	(770)

TOTAL FUTURES CONTRACTS			$161,023,330	$156,531,885	$(4,491,445)

See accompanying Notes to Schedules of Investments.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2018 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Notional Value	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Australian Dollar	Fidelity	AUD per USD	April 4, 2018	3,000,000	$2,311,560	$2,304,155	$(7,405)
Australian Dollar	Societe Generale	AUD per USD	April 9, 2018	3,000,000	2,314,110	2,304,160	(9,950)
					4,625,670	4,608,315	(17,355)

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Notional Value	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Australian Dollar	Societe Generale	AUD per USD	April 4, 2018	(3,000,000)	(2,322,390)	(2,304,155)	18,235
					(2,322,390)	(2,304,155)	18,235

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS					$2,303,280	$2,304,160	$880

AUD - Australian Dollar

USD - United States Dollar

See accompanying Notes to Schedules of Investments.

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 79.7%
	Consumer Discretionary – 1.6%
64,998	Fogo De Chao, Inc.*	$1,023,718

	Consumer Staples – 3.6%
60,185	Blue Buffalo Pet Products, Inc.*	2,395,965

	Energy – 7.1%
92,799	Archrock Partners LP	1,134,004
—	Nabors Industries Ltd.	1
75,000	RSP Permian, Inc.*	3,516,000
		4,650,005
	Financials – 17.6%
1,832	Bay Bancorp, Inc.*	24,640
89,525	Blackhawk Network Holdings, Inc.*	4,001,768
11,164	Clifton Bancorp, Inc.	174,717
1,209	Coastway Bancorp, Inc.*	32,945
3,000	FNB Bancorp	110,370
2,703	MainSource Financial Group, Inc.	109,877
9,021	United Community Bancorp	227,329
50,000	Validus Holdings Ltd.[1,2]	3,372,500
63,000	XL Group Ltd.	3,481,380
		11,535,526
	Health Care – 6.2%
72,599	Almost Family, Inc.*	4,065,544

	Industrials – 9.9%
190,125	Chicago Bridge & Iron Co. N.V.	2,737,800
126,476	General Cable Corp.[2]	3,743,689
		6,481,489
	Materials – 16.1%
190,770	KapStone Paper and Packaging Corp.[2]	6,545,319
184,154	Ply Gem Holdings, Inc.*	3,977,726
		10,523,045
	Technology – 17.6%
99,000	Callidus Software, Inc.*	3,559,050
7,213	Cavium, Inc.*	572,568
46,001	DST Systems, Inc.	3,847,984
1,223	Microsemi Corp.*	79,153
78,776	MuleSoft, Inc. - Class A*	3,464,568
		11,523,323
	Total Common Stocks (Cost $53,436,360)	52,198,615

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Short-Term Investments – 40.9%
$26,808,714	UMB Money Market Fiduciary, 0.01%[3]	$26,808,714

	Total Short-Term Investments (Cost $26,808,714)	26,808,714

	Total Investments – 120.6% (Cost $80,245,074)	79,007,329
	Liabilities in Excess of Other Assets – (20.6)%	(13,471,408)

	Total Net Assets – 100.0%	$65,535,921

Number of Shares

	Securities Sold Short – (20.3)%
	Common Stocks – (20.3)%
	Energy – (11.6)%
(129,938)	Archrock, Inc.	(1,136,957)
(24,000)	Concho Resources, Inc.*	(3,607,920)
(470,030)	McDermott International, Inc.*1	(2,862,483)
		(7,607,360)
	Financials – (1.0)%
(9,264)	Civista Bancshares, Inc.	(211,775)
(3,752)	First Financial Bancorp	(110,121)
(13,295)	Kearny Financial Corp.	(172,835)
(741)	Old Line Bancshares, Inc.	(24,453)
(2,940)	TriCo Bancshares	(109,427)
		(628,611)
	Health Care – (6.2)%
(66,427)	LHC Group, Inc.*	(4,089,246)

	Technology – (1.5)%
(15,695)	Marvell Technology Group Ltd.[1]	(329,595)
(5,600)	salesforce.com, Inc.*	(651,280)
		(980,875)
	Total Common Stocks (Proceeds $14,532,258)	(13,306,092)

	Total Securities Sold Short (Proceeds $14,532,258)	$(13,306,092)

LP – Limited Partnership

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments.

SilverPepper Funds

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Note 1 – Organization

SilverPepper Commodity Strategies Global Macro Fund (‘‘Commodity Strategies Global Macro Fund’’) and SilverPepper Merger Arbitrage Fund (“Merger Arbitrage Fund”) (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Commodity Strategies Global Macro Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock and bond markets. The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The Merger Arbitrage Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock market. The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary

The Commodity Strategies Global Macro Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by SilverPepper LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for swap positions. The inception date of the Subsidiary was October 31, 2013. As of March 31, 2018, total assets of the Fund were $138,141,000, of which $23,476,624, or approximately 17.0%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

SilverPepper Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

(b) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions.

(c) Options Contracts

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Futures Contracts

The Commodity Strategies Global Macro Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Commodity Strategies Global Macro Fund intends primarily to invest in futures contracts and options on them through the Subsidiary. The Merger Arbitrage Fund may use index and other futures contracts and may use options on futures contracts. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

SilverPepper Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund. The Subsidiary may enter into agreements with certain parties which may lower margin deposits and mitigate some of the risks of being required to deliver, or receive, the physical commodity.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(e) Futures Options

The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (purchase) or short position (write) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. When the Funds purchase or write an option, an amount equal to the premium paid or received by the Funds are recorded as an asset or a liability and is subsequently adjusted to the current market value of the option purchased or written. Premiums paid or received from purchasing or writing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as a purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contract. The Funds, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.

SilverPepper Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

(f) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes

At March 31, 2018, gross unrealized appreciation and depreciation on investments and securities sold short owned by the Funds, based on cost for federal income tax purposes were as follows:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
Cost of investments	$101,319,426	$65,721,150

Gross unrealized appreciation	$70,364	$1,620,396
Gross unrealized depreciation	(188,793)	(1,640,309)
Net unrealized depreciation on investments	$(118,429)	$(19,913)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferral.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

SilverPepper Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2018, in valuing the Funds’ assets carried at fair value:

Commodity Strategies Global Macro Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$202,961	$-	$-	$202,961
U.S. Government and Agencies	-	86,876,329	-	86,876,329
Purchased Options Contracts	389,437	95,699	-	485,136
Short-Term Investments	13,901,503	-	-	13,901,503
Total Investments	14,493,901	86,972,028	-	101,465,929

Other Financial Instruments*
Futures Contracts	1,126,254	-	-	1,126,254
Forward Foreign Currency Contracts	-	18,235	-	18,235
Total Assets	$15,620,155	$86,990,263	$-	$102,610,418

Liabilities
Investments
Written Options Contracts	$11,781	$66,346	$-	$78,127
Total Investments	11,781	66,346	-	78,127
Other Financial Instruments*
Futures Contracts	5,617,699	-	-	5,617,699
Forward Foreign Currency Contracts	-	17,355	-	17,355
Total Liabilities	$5,629,480	$83,701	$-	$5,713,181

[1]	For a detailed break-out of common stocks, please refer to the Schedule of Investments.
*	Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities at period end.

SilverPepper Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

Merger Arbitrage Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks[1]	$52,198,615	$-	$-	$52,198,615
Short-Term Investments	26,808,714	-	-	26,808,714
Total Assets	$79,007,329	$-	$-	$79,007,329

Liabilities
Securities Sold Short
Common Stocks[1]	$(13,306,092)	$-	$-	$(13,306,092)
Total Liabilities	$(13,306,092)	$-	$-	$(13,306,092)

[1]	For a detailed break-out of common stocks, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	5/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	5/30/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/30/18